Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.7%
ANDRITZ AG	96,584	$3,769,871
Erste Group Bank AG	399,504	14,316,030
OMV AG	195,269	11,139,811
Raiffeisen Bank International AG	197,419	4,638,638
Verbund AG	90,328	4,698,924
voestalpine AG	154,528	4,097,702

		42,660,976

Belgium — 3.1%
Ageas	237,067	14,240,534
Anheuser-Busch InBev SA/NV	1,013,498	80,313,515
Colruyt SA	73,290	3,798,050
Galapagos NV(a)	57,660	11,370,555
Groupe Bruxelles Lambert SA	107,708	10,937,692
KBC Group NV	332,985	24,283,258
Proximus SADP	202,663	6,118,233
Solvay SA	98,218	11,262,700
Telenet Group Holding NV(a)	62,677	2,830,650
UCB SA	168,193	13,641,676
Umicore SA	263,221	11,313,070

		190,109,933

Finland — 2.9%
Elisa OYJ	189,835	10,153,731
Fortum OYJ	589,488	13,902,850
Kone OYJ, Class B	451,314	28,274,708
Metso OYJ	141,234	5,419,218
Neste OYJ	561,799	19,004,411
Nokia OYJ	7,484,683	26,503,268
Nokian Renkaat OYJ	165,959	4,494,147
Orion OYJ, Class B	140,592	6,123,162
Sampo OYJ, Class A	588,735	23,823,415
Stora Enso OYJ, Class R	770,833	10,369,032
UPM-Kymmene OYJ	712,067	23,804,998
Wartsila OYJ Abp	593,878	5,982,344

		177,855,284

France — 35.1%
Accor SA	233,378	9,991,838
Aeroports de Paris	39,627	7,755,461
Air Liquide SA	628,507	85,272,663
Airbus SE	776,194	114,167,950
Alstom SA	253,128	11,046,738
Amundi SA(b)	80,766	6,117,914
Arkema SA	92,034	9,544,900
Atos SE	130,143	11,060,649
AXA SA	2,579,399	70,233,716
BioMerieux	54,670	4,945,905
BNP Paribas SA	1,496,140	84,082,373
Bollore SA	1,162,831	4,974,695
Bouygues SA	297,455	12,161,274
Bureau Veritas SA	383,011	10,034,039
Capgemini SE	211,046	24,980,278
Carrefour SA	804,984	13,295,882
Casino Guichard Perrachon SA(c)	72,449	3,190,499
Cie. de Saint-Gobain	653,212	26,468,516
Cie. Generale des Etablissements Michelin SCA	226,825	27,235,596
CNP Assurances	228,071	4,506,363
Covivio	63,723	7,054,204
Credit Agricole SA	1,530,434	20,949,778
Danone SA	821,290	67,663,037

Security	Shares	Value

France (continued)
Dassault Aviation SA	3,356	$4,569,903
Dassault Systemes SE	175,251	27,632,147
Edenred	317,793	15,785,459
Eiffage SA	104,778	11,448,850
Electricite de France SA	805,660	8,282,704
Engie SA	2,431,687	38,501,726
EssilorLuxottica SA	377,086	58,624,292
Eurazeo SE	53,787	3,668,049
Eurofins Scientific SE	15,257	8,017,543
Eutelsat Communications SA	231,740	3,804,642
Faurecia SE	100,257	5,321,559
Gecina SA	60,924	10,533,012
Getlink SE	587,188	9,912,209
Hermes International	42,104	31,568,239
ICADE	39,739	3,980,705
Iliad SA	35,363	4,505,439
Ingenico Group SA	80,148	8,559,635
Ipsen SA	50,302	5,684,957
JCDecaux SA	113,180	3,244,600
Kering SA	100,766	60,740,895
Klepierre SA	265,253	9,525,684
Legrand SA	354,251	27,998,011
L’Oreal SA	336,091	95,867,500
LVMH Moet Hennessy Louis Vuitton SE	369,495	165,936,172
Natixis SA	1,258,151	5,261,792
Orange SA	2,655,633	43,921,525
Pernod Ricard SA	282,492	51,923,008
Peugeot SA	780,955	18,874,900
Publicis Groupe SA	280,722	12,362,395
Remy Cointreau SA	30,071	3,875,971
Renault SA	255,237	12,229,297
Safran SA	435,296	71,249,688
Sanofi	1,496,496	139,444,617
Sartorius Stedim Biotech	36,863	5,856,967
Schneider Electric SE	735,095	71,001,196
SCOR SE	210,467	9,048,057
SEB SA	30,065	4,674,104
SES SA	486,597	6,462,407
Societe Generale SA	1,077,882	33,942,788
Sodexo SA	117,241	13,676,761
STMicroelectronics NV	906,830	22,297,123
Suez	456,115	6,756,630
Teleperformance	77,758	18,433,238
Thales SA	141,467	13,869,880
TOTAL SA	3,191,026	167,617,820
Ubisoft Entertainment SA(a)	112,000	6,804,367
Unibail-Rodamco-Westfield	183,676	28,737,759
Valeo SA	320,969	12,655,482
Veolia Environnement SA	713,790	18,290,462
Vinci SA	678,731	74,073,561
Vivendi SA	1,135,453	31,198,613
Wendel SA	35,867	4,836,594
Worldline SA/France(a)(b)	133,556	8,651,459

		2,178,476,661

Germany — 25.4%
1&1 Drillisch AG	11,337	300,254
adidas AG	239,914	74,795,642
Allianz SE, Registered	564,577	135,300,972
Aroundtown SA	1,214,166	10,551,947
Axel Springer SE(a)	64,857	4,469,459

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
BASF SE	1,221,678	$91,893,874
Bayer AG, Registered	1,240,381	93,957,171
Bayerische Motoren Werke AG	440,955	35,638,247
Beiersdorf AG	133,834	15,619,798
Brenntag AG	206,052	10,998,413
Carl Zeiss Meditec AG, Bearer	53,669	6,568,475
Commerzbank AG	1,337,284	7,757,290
Continental AG	146,047	19,098,331
Covestro AG(b)	231,943	10,868,968
Daimler AG, Registered	1,209,551	68,282,944
Delivery Hero SE(a)(b)	150,329	7,956,134
Deutsche Bank AG, Registered	2,607,413	18,813,570
Deutsche Boerse AG	252,282	38,734,643
Deutsche Lufthansa AG, Registered	317,070	6,020,137
Deutsche Post AG, Registered	1,316,506	49,121,463
Deutsche Telekom AG, Registered	4,433,322	74,476,341
Deutsche Wohnen SE	473,811	18,519,936
E.ON SE	2,985,033	31,260,750
Evonik Industries AG	247,524	7,188,714
Fraport AG Frankfurt Airport Services Worldwide	54,919	4,682,012
Fresenius Medical Care AG & Co. KGaA	286,126	20,998,522
Fresenius SE & Co. KGaA	556,346	30,450,528
GEA Group AG	204,948	6,591,712
Hannover Rueck SE	79,972	14,857,849
HeidelbergCement AG	197,262	14,594,326
Henkel AG & Co. KGaA	137,875	13,347,445
HOCHTIEF AG	32,980	4,054,559
Infineon Technologies AG	1,665,814	35,610,462
KION Group AG	86,665	5,754,434
Knorr-Bremse AG	64,492	6,277,493
LANXESS AG	110,454	7,368,090
Merck KGaA	171,620	20,058,195
METRO AG	239,046	3,854,743
MTU Aero Engines AG	69,362	18,806,078
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	191,974	55,161,354
Puma SE	110,521	8,310,885
QIAGEN NV(a)	301,328	12,911,015
RTL Group SA	2,709	129,335
RWE AG	776,477	23,038,828
SAP SE	1,307,219	177,976,665
Siemens AG, Registered	1,017,512	131,397,982
Siemens Healthineers AG(b)	199,785	9,696,857
Symrise AG	170,773	16,577,435
Telefonica Deutschland Holding AG	1,181,903	3,611,075
thyssenkrupp AG(c)	540,705	6,784,545
Uniper SE	268,608	8,677,700
United Internet AG, Registered	164,120	5,564,482
Volkswagen AG	43,051	8,219,092
Vonovia SE	684,938	35,714,014
Wirecard AG(c)	155,791	20,578,669
Zalando SE(a)(b)	183,661	7,917,932

		1,577,767,786

Ireland — 1.8%
AIB Group PLC	1,090,352	3,570,600
Bank of Ireland Group PLC	1,295,522	6,513,700
CRH PLC(a)	1,059,736	40,580,796
Flutter Entertainment PLC	103,489	11,867,128
Irish Bank Resolution Corp. Ltd.(a)(d)	446,666	5
Kerry Group PLC, Class A	210,876	27,064,389

Security	Shares	Value

Ireland (continued)
Kingspan Group PLC	204,806	$11,047,073
Smurfit Kappa Group PLC	301,040	10,688,042

		111,331,733

Italy — 7.0%
Assicurazioni Generali SpA	1,464,114	29,913,581
Atlantia SpA	662,141	14,689,146
CNH Industrial NV	1,356,434	14,549,241
Davide Campari-Milano SpA	775,187	7,081,367
Enel SpA	10,818,363	81,780,630
Eni SpA	3,385,066	51,185,786
Ferrari NV	160,233	27,101,630
Fiat Chrysler Automobiles NV	1,449,239	21,444,238
FinecoBank Banca Fineco SpA	735,629	9,133,039
Intesa Sanpaolo SpA	19,806,337	50,239,406
Leonardo SpA	488,925	5,722,428
Mediobanca Banca di Credito Finanziario SpA	826,254	9,246,933
Moncler SpA	242,071	10,614,913
Pirelli & C SpA(b)	531,204	3,016,384
Poste Italiane SpA(b)	696,487	8,132,556
Prysmian SpA	320,463	7,310,658
Recordati SpA	138,955	5,832,774
Snam SpA	2,725,599	13,559,671
Telecom Italia SpA/Milano(a)	12,114,233	7,589,536
Tenaris SA	632,469	6,730,924
Terna Rete Elettrica Nazionale SpA	1,868,454	12,010,720
UniCredit SpA	2,677,254	37,082,282

		433,967,843

Netherlands — 12.4%
ABN AMRO Bank NV, CVA(b)	561,721	9,593,789
Adyen NV(a)(b)	13,836	10,620,933
Aegon NV	2,378,446	10,731,168
AerCap Holdings NV(a)	166,365	10,283,021
Akzo Nobel NV	302,409	28,982,278
Altice Europe NV(a)	897,139	5,343,581
ArcelorMittal	882,067	15,102,025
ASML Holding NV	566,171	154,192,292
EXOR NV	144,741	11,082,031
Heineken Holding NV	152,889	14,666,064
Heineken NV	345,082	35,781,045
ING Groep NV	5,183,475	59,690,603
Koninklijke Ahold Delhaize NV	1,576,036	40,636,996
Koninklijke DSM NV	240,828	30,881,955
Koninklijke KPN NV	4,744,267	14,625,960
Koninklijke Philips NV	1,203,621	55,931,170
Koninklijke Vopak NV	93,622	4,995,186
NN Group NV	400,643	15,390,538
NXP Semiconductors NV(c)	370,620	42,836,260
Prosus NV(a)	648,282	44,224,423
Randstad NV	158,827	9,256,985
Unilever NV	1,951,124	115,740,469
Wolters Kluwer NV	372,806	26,784,409

		767,373,181

Portugal — 0.5%
EDP — Energias de Portugal SA	3,416,713	13,825,876
Galp Energia SGPS SA	665,586	10,843,008
Jeronimo Martins SGPS SA	336,096	5,371,550

		30,040,434

Spain — 8.7%
ACS Actividades de Construccion y Servicios SA	347,657	13,542,932

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Aena SME SA(b)	89,630	$16,474,304
Amadeus IT Group SA	573,399	45,710,221
Banco Bilbao Vizcaya Argentaria SA	8,874,151	46,785,262
Banco de Sabadell SA	7,523,976	8,354,010
Banco Santander SA	22,094,853	86,167,654
Bankia SA	1,657,512	3,213,787
Bankinter SA	897,071	6,278,875
CaixaBank SA	4,790,891	14,151,651
Cellnex Telecom SA(b)	330,955	14,231,532
Enagas SA	273,994	6,830,613
Endesa SA	421,558	11,471,510
Ferrovial SA	642,502	19,091,996
Ferrovial SA, New(a)	10,198	303,048
Grifols SA	398,393	13,621,708
Iberdrola SA	8,035,845	79,104,980
Industria de Diseno Textil SA	1,451,853	45,238,990
Mapfre SA	1,438,705	4,059,384
Naturgy Energy Group SA	401,580	10,449,660
Red Electrica Corp. SA	557,925	10,919,236
Repsol SA	1,913,126	30,143,515
Siemens Gamesa Renewable Energy SA	316,513	5,055,081
Telefonica SA	6,218,715	47,668,173

		538,868,122

United Kingdom — 0.2%
Coca-Cola European Partners PLC	312,269	15,757,094

Total Common Stocks — 97.8% (Cost: $6,655,717,540)		6,064,209,047

Preferred Stocks

Germany — 1.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	74,054	4,572,510
Fuchs Petrolub SE, Preference Shares, NVS	92,560	4,000,622
Henkel AG & Co. KGaA, Preference Shares, NVS	236,476	24,999,607
Porsche Automobil Holding SE, Preference Shares, NVS	203,349	15,062,607

Security	Shares	Value

Germany (continued)
Sartorius AG, Preference Shares, NVS	47,384	$9,994,585
Volkswagen AG, Preference Shares, NVS	246,927	47,776,496

		106,406,427

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	8,094,205	4,988,892

Total Preferred Stocks — 1.8% (Cost: $140,889,842)		111,395,319

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(e)(f)(g)	26,951,124	26,961,905
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(e)(f)	3,534,000	3,534,000

		30,495,905

Total Short-Term Investments — 0.5% (Cost: $30,495,258)		30,495,905

Total Investments in Securities — 100.1% (Cost: $6,827,102,640)		6,206,100,271

Other Assets, Less Liabilities — (0.1)%		(7,735,578)

Net Assets — 100.0%		$6,198,364,693

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	40,300,373	(13,349,249)	26,951,124	$26,961,905	$208,703	(a)	$9,394	$(10,390)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,795,000	739,000	3,534,000	3,534,000	11,125		—	—

				$30,495,905	$219,828		$9,394	$(10,390)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Eurozone ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	557	12/20/19	$22,736	$769,638

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,063,905,994	$303,048	$5	$6,064,209,047
Preferred Stocks	111,395,319	—	—	111,395,319
Money Market Funds	30,495,905	—	—	30,495,905

	$6,205,797,218	$303,048	$5	$6,206,100,271

Derivative financial instruments(a)
Assets
Futures Contracts	$769,638	$—	$—	$769,638

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4